Employee Benefit Plans - Defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plans
Amount of contributions for plans	$ 31	$ 20